Taxation - Summary of Tax Components of Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Pension remeasurementsa	£ 384	£ (263)	£ 416
Exchange differences on translation of foreign operations	(4)	(9)	21
Fair value movements on cash flow hedges - net fair value gains or losses	(37)	57	(131)
Fair value movements on cash flow hedges - recognised in income and expense		(47)	139
Income tax relating to components of other comprehensive income	343	(262)	445
Current tax credit	395	203	122
Deferred tax (expense) credit	(52)	(465)	323
Tax on other comprehensive income (loss)	£ 343	£ (262)	£ 445